[CLAYMORE LETTERHEAD]


VIA EDGAR

Securities and Exchange Commission
101 F Street, NE
Washington, D.C.  20549

         Re:      Claymore Exchange-Traded Fund Trust 2
                  File Number: 333-135105 & 811-21910
                  -----------------------------------

Ladies and Gentlemen:

On behalf of Claymore Exchange-Traded Fund Trust 2 (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on December 31, 2007, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and
(ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 31, 2007, accession number 0000891804-07-003710.


         If you have any questions or comments regarding this filing, please call Jeremy Senderowicz at (212) 878-3412.

                                           Very truly yours,

                                           Claymore Exchange-Traded Fund Trust 2

                                           By: /s/ Melissa Nguyen
                                               -----------------------
                                               Melissa Nguyen
                                               Secretary